Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and deposits	$ 148.3	$ 193.9
Trade and other receivables	1,028.0	823.7
Unbilled receivables	553.4	421.7
Contract assets	83.9	70.2
Income taxes recoverable	65.4	85.6
Prepaid expenses	48.6	45.8
Other assets	10.2	23.5
Total current assets	1,937.8	1,664.4
Non-current
Property and equipment	250.7	233.7
Lease assets	470.4	476.5
Goodwill	2,346.4	2,184.3
Intangible assets	320.4	373.3
Net employee defined benefit asset	57.4	17.0
Deferred tax assets	45.2	48.3
Other assets	224.6	228.9
Total assets	5,652.9	5,226.4
Current
Bank indebtedness	65.4	7.2
Trade and other payables	755.7	634.7
Lease liabilities	99.0	123.9
Deferred revenue	327.7	264.8
Income taxes payable	25.9	26.6
Long-term debt	52.2	51.0
Provisions	48.1	36.7
Other liabilities	36.0	34.5
Total current liabilities	1,410.0	1,179.4
Non-current
Lease liabilities	522.4	545.0
Income taxes payable	7.1	8.9
Long-term debt	1,183.6	1,194.1
Provisions	149.7	122.6
Net employee defined benefit liability	32.3	58.7
Deferred tax liabilities	28.2	77.5
Other liabilities	33.2	38.0
Total liabilities	3,366.5	3,224.2
Shareholders’ equity
Share capital	983.8	972.4
Contributed surplus	6.7	10.6
Retained earnings	1,154.9	1,043.4
Accumulated other comprehensive income	140.6	(24.7)
Total shareholders’ equity	2,286.0	2,001.7
Non-controlling interests	0.4	0.5
Total liabilities and equity	$ 5,652.9	$ 5,226.4